Average Annual Total Returns - Loomis Sayles Global Allocation Portfolio	Apr. 30, 2021
Ftseworldgovernmentbondindexreflectsnodeductionformutualfundfeesorexpenses [Member]
Average Annual Return:
1 Year	10.11%
5 Years	4.77%
10 Years	2.32%
MSCI World Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	15.90%
5 Years	12.19%
10 Years	9.87%
Class A
Average Annual Return:
1 Year	15.11%
5 Years	12.57%
10 Years	9.96%
Class B
Average Annual Return:
1 Year	14.79%
5 Years	12.28%
10 Years	9.69%